CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net profit		¥ 565,057	$ 80,801	¥ 350,883	¥ 163,685
Adjustments to reconcile net profit to net cash used in operating activities:
Depreciation of property, equipment and software		13,784	1,971	11,442	13,417
Amortization of intangible assets		129	18	128	138
Share-based compensation expense		51,767	7,403	86,872	133,869
Loss from disposal of property and equipment		58	8	662	1,560
Loss from disposals of subsidiaries		322	46		2,169
Loss/(gain) from early termination of lease		(378)	(54)	384
Allowance for doubtful debts		18,036	2,579	12,623	9,635
Impairment loss				24,268	3,124
Interest income		(8,640)	(1,236)	(17,029)	(19,842)
Foreign exchange gain		(276)	(39)	(8,016)	(4,342)
Changes in operating assets and liabilities:
Accounts receivable		(562,122)	(80,382)	(35,131)	20,254
Contract assets		(329,401)	(47,104)	(66,155)	(99,881)
Prepaid expense and other assets		(68,392)	(9,778)	16,164	149,944
Amount due from/to related parties		(1,244)	(178)	915	(1,751)
Insurance premium payables		147,456	21,086	(54,609)	75,292
Deferred tax assets		24,158	3,455	(2,838)	(15,495)
Deferred tax liabilities		(46,451)	(6,642)	10,880	13,352
Accrued expenses and other current liabilities		438,781	62,745	107,867	(43,542)
Right of use assets, net		2,751	393	3,461	(36,716)
Operating lease liabilities		(1,474)	(211)	(5,521)	41,646
Net cash provided by operating activities		243,921	34,881	437,250	406,516
Cash flows from investing activities:
Purchase of property, equipment and software		(29,629)	(4,237)	(218,415)	(13,522)
Disposal of property, equipment and software		112	16	164	227
Cash paid for asset acquisitions, net of cash acquired		(17,000)	(2,431)
Purchase of short-term investments		(6,178,737)	(883,548)	(6,441,705)	(11,445,715)
Proceeds from maturity of short-term investments		7,224,779	1,033,130	7,891,955	10,683,916
Purchase of long-term investments		(1,296,927)	(185,458)	(1,012,319)	(200,668)
Proceeds from early redemption of long-term investments		72,541	10,373	71,957
Acquisitions of subsidiaries, net of cash acquired					(195,905)
Disposal of subsidiaries, net of cash disposed		121	17		(1,293)
Net cash (used in)/provided by investing activities		(224,740)	(32,138)	291,637	(1,172,960)
Cash flows from financing activities:
Dividend to shareholders		(130,413)	(18,649)	(158,671)
Proceeds from short-term loans		110,000	15,730	246,942	167,196
Repayment of short-term loans		(261,548)	(37,401)	(187,096)	(30,100)
Payments to acquire noncontrolling interest		(7,169)	(1,025)
Proceeds from exercise of share option		6,430	920	7,225	11,710
Payment for share repurchase		(91,234)	(13,046)	(106,979)	(526,025)
Principal payments under finance lease obligation					(19)
Net cash used in financing activities		(373,934)	(53,471)	(198,579)	(377,238)
Effect of exchange rate changes on cash and cash equivalents		(20,705)	(2,961)	2,577	26,173
Net (decrease)/increase in cash and cash equivalents and restricted cash		(375,458)	(53,689)	532,885	(1,117,509)
Total cash and cash equivalents and restricted cash at beginning of year		1,506,911	215,485	974,026	2,091,535
Total cash and cash equivalents and restricted cash at end of year		1,131,453	161,796	1,506,911	974,026
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents		483,003		986,323	396,905
Restricted cash		648,450		520,588	577,121
Total cash and cash equivalents and restricted cash at end of year		1,131,453	161,796	1,506,911	974,026
Supplemental disclosure of cash flow information
Cash paid for income tax	[1]	362	52	1,993	1,281
Cash paid for interest		¥ 283	$ 40	¥ 1,882	¥ 236

[1]	For the year ended December 31, 2025, all the income taxes paid are in Chinese mainland.